Revenue (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Line Items]
Total	$ 140,522	$ 1,477,826	$ 2,927,460
Consulting and management fee from joint ventures
Revenue [Line Items]
Total	0	814,087	2,854,869
Kellplant Proprietary Ltd
Revenue [Line Items]
Total	0	129,680	1,510,830
Kelltechnology SA Proprietary Ltd
Revenue [Line Items]
Total	0	684,407	1,344,039
Non-Affiliated Company
Revenue [Line Items]
Total	$ 140,522	$ 663,739	$ 72,591